Shareholder Report, Holdings (Details)	Apr. 30, 2026
PGIM Real Assets Fund - Class A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Real Assets Fund - Class A | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%
PGIM Real Assets Fund - Class A | TIPS [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
PGIM Real Assets Fund - Class A | Commodity [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
PGIM Real Assets Fund - Class A | Utilities/Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
PGIM Real Assets Fund - Class A | Natural Resources [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
PGIM Real Assets Fund - Class A | Exchange-Traded Fund - Commodity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
PGIM Real Assets Fund - Class A | Affiliated Mutual Fund - Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Real Assets Fund - Class A | Total before other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
PGIM Real Assets Fund - Class A | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM Real Assets Fund - Class C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Real Assets Fund - Class C | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%
PGIM Real Assets Fund - Class C | TIPS [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
PGIM Real Assets Fund - Class C | Commodity [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
PGIM Real Assets Fund - Class C | Utilities/Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
PGIM Real Assets Fund - Class C | Natural Resources [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
PGIM Real Assets Fund - Class C | Exchange-Traded Fund - Commodity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
PGIM Real Assets Fund - Class C | Affiliated Mutual Fund - Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Real Assets Fund - Class C | Total before other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
PGIM Real Assets Fund - Class C | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM Real Assets Fund - Class Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Real Assets Fund - Class Z | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%
PGIM Real Assets Fund - Class Z | TIPS [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
PGIM Real Assets Fund - Class Z | Commodity [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
PGIM Real Assets Fund - Class Z | Utilities/Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
PGIM Real Assets Fund - Class Z | Natural Resources [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
PGIM Real Assets Fund - Class Z | Exchange-Traded Fund - Commodity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
PGIM Real Assets Fund - Class Z | Affiliated Mutual Fund - Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Real Assets Fund - Class Z | Total before other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
PGIM Real Assets Fund - Class Z | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM Real Assets Fund - Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Real Assets Fund - Class R6 | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%
PGIM Real Assets Fund - Class R6 | TIPS [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
PGIM Real Assets Fund - Class R6 | Commodity [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
PGIM Real Assets Fund - Class R6 | Utilities/Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
PGIM Real Assets Fund - Class R6 | Natural Resources [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
PGIM Real Assets Fund - Class R6 | Exchange-Traded Fund - Commodity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
PGIM Real Assets Fund - Class R6 | Affiliated Mutual Fund - Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Real Assets Fund - Class R6 | Total before other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
PGIM Real Assets Fund - Class R6 | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%